Pensions and other post-employment benefits - Sensitivity analysis (Details) - United States € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Discount rate for determining present values
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ 2,240
Decrease in assumption	€ (2,749)
Annual rate of increase in future compensation levels
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (127)
Decrease in assumption	€ 111
Pension growth rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (551)
Decrease in assumption	€ 438
Inflation rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (596)
Decrease in assumption	€ 501
Healthcare cost trend rate
Sensitivity analysis
Increase in assumption (as a percent)	1.00%
Decrease in assumption (as a percent)	1.00%
Increase in assumption	€ (20)
Decrease in assumption	19
Life expectancy
Sensitivity analysis
Increase in assumption	(978)
Decrease in assumption	€ 908
Change in life expectancy assumption	1 year